Revenue and expenses (Schedule of detailed information about employee benefits expense) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and Expenses [Line Items]
Current employee benefits	$ 239.4	$ 239.2
Profit-sharing plan expense	82.1	51.1
Share-based compensation	61.3	19.3
Employee share purchase plan	2.1	1.8
Defined benefit plans	4.7	4.4
Defined contribution plans	2.5	2.1
Past service cost	0.0	4.3
Other post-retirement employee benefits	6.0	7.5
Termination benefits	0.7	1.7
Employee benefits expense	398.8	331.4
Equity settled stock options [Member]
Revenue and Expenses [Line Items]
Share-based compensation	2.5	2.1
Cash-settled restricted share units [Member]
Revenue and Expenses [Line Items]
Share-based compensation	20.3	6.7
Cash-settled deferred share units [Member]
Revenue and Expenses [Line Items]
Share-based compensation	13.9	6.3
Cash-settled performance share units [Member]
Revenue and Expenses [Line Items]
Share-based compensation	$ 24.6	$ 4.2